Schedule II: Valuation and Qualifying Accounts	12 Months Ended
Jan. 31, 2013
Schedule II: Valuation and Qualifying Accounts

Schedule II: Valuation and Qualifying Accounts

		Additions
(in thousands )	Balance at Beginning of Period	Charges to Costs and Expenses	Charges to Other Accounts	Deductions	Balance at End of Period
Allowance for customer receivables :
Fiscal year ended January 31, 2011	$7,425	$1,392	$1,335	$(1,524)	$8,628
Fiscal year ended January 31, 2012	8,628	39	352	(878)	8,141
Fiscal year ended January 31, 2013	8,141	1,790	584	(2,688)	7,827